As filed with the Securities and Exchange Commission on August 5, 2026

File No.  333-194043

File No. 811-07549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 19  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 100 ☒

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact Name of Registered Separate Account)

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

(Name of Insurance Company)

8515 E Orchard Road

Greenwood Village, Colorado 80111

(Address of Insurance Company’s Principal Executive Offices)

(303) 737-3000

(Insurance Company’s Telephone Number, including Area Code)

Brandon J. Cage, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

Stephen Roth, Esq

Thomas Bisset, Esq.

Eversheds Sutherland (US) LLP

700 6th Street, NW

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☒   Immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Check each box that appropriately characterizes the Registrant:

☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒  Insurance Company relying on Rule 12h-7 under the Exchange Act

☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered:

 Flexible Premium Deferred Variable Annuity Contract

Supplement dated August 5, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice Variable Annuity and

Schwab OneSource Choice Variable Annuity contracts

issued by Empower Annuity Insurance Company of America
Variable Annuity-1 Series Account

Supplement dated August 5, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice Variable Annuity and

Schwab OneSource Choice Variable Annuity contracts

issued by Empower Life & Annuity Insurance Company of New York
Variable Annuity-1 Series Account of New York

This Supplement amends certain information in your variable annuity contract prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

Important Notice Regarding the Reorganization of LVIP American Century International Fund

The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved the reorganization (the “Reorganization”) of the LVIP American Century International Fund (the “Target Portfolio”) with and into the LVIP MFS International Growth Fund (the “Acquiring Portfolio”), see table below.

Target Portfolio and Corresponding Share Class	Acquiring Portfolio and Corresponding Share Class
LVIP American Century International Fund – Standard Class II	LVIP MFS International Growth Fund – Standard Class

The Reorganization is subject to shareholder approval and will be submitted to shareholders of the Target Portfolios for their consideration at a special meeting to be held on or about October 7, 2026. It is anticipated that the Reorganization, if approved by the shareholders, will take place, on or about October 9, 2026 (the “Closing Date”).

On the Closing Date, after the close of business, your Annuity Account Value in the Sub-Account invested in the Target Portfolio at the time of the Reorganization will become invested in the Sub-Account that invests in the corresponding class of the Acquiring Portfolio, and the Target Portfolio will liquidate, cease operations, and will no longer be available for investment. Unless you instruct us otherwise, any allocation instruction you have on file that includes the Target Portfolio will be automatically updated with the Acquiring Portfolio after the Closing Date.

A Proxy Statement/Prospectus will be sent to Contract Owners invested in the Target Portfolio requesting their vote on the proposal, which will include a full discussion of the Reorganization and the factors the Board of Trustees considered in approving the proposal.

Your rights and obligations under the Contract and your Annuity Account Value will not change as a result of the Reorganization. The fees and charges under the Contract will not change and there are no tax consequences to you as a result of the Reorganization.

*                 *                 *

As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Target Portfolio as an investment option under the Contract. As of the Closing Date, the Acquiring Portfolio will be added as an investment option under your Contract.

On the Closing Date, the table in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section is amended to include the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Investment Segment Portfolios
International Equity	LVIP MFS International Growth Fund - Standard Class - Lincoln Financial Investments Corporation - Massachusetts Financial Services Company(1)	0.79%	19.11%	7.09%	9.73%

See Prospectus for footnotes.

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Acquiring Portfolio, or other Portfolios available under your Contract, you may contact us by writing or calling Protective Life at P.O. Box 1854, Birmingham, AL 35201-1854 or toll free at (800) 838-0650. Please keep this Supplement for future reference. You may also obtain the Acquiring Portfolio and other Portfolio prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please work with your financial representative to determine if your existing allocation instructions should be changed before or after the Closing Date.

Prospectus

(Included in Registrant’s Form N-4, File No. 333-194043 (Accession No. 0001104659-26-046077) filed on April 21, 2026 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-194043 (Accession No. 0001104659-26-046077) filed on April 21, 2026 and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits

(a) Board of Directors Resolution

(a) (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(b) Custodian Agreements - Not Applicable

(c) Underwriting Contracts

(c) (1) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.), dated May 1, 2003, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(c) (2)  Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc., dated June 11, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(c) (3)Distribution Agreement between Depositor and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is  incorporated by reference to Post-Effective Amendment No. 12 to the initial Registration Statement on Form N-4, filed on May 10, 2021, (File No. 333-194044).

(c) (4)Assignment Agreement between Depositor, Great-West Life & Annuity Insurance Company of New York, GWFS Equities, Inc., Investment Distributors, Inc. and Charles Schwab & Co., Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the initial Registration Statement on Form N-4, filed on May 10, 2021, (File No. 333-194044).

(d) Contracts

(d) (1) Form of the variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(d) (2) Form of variable annuity contract amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement, filed on December 19, 2014 (File No. 333-194043).

(d) (3) Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(d) (4) Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).

(d) (5) Form of Guaranteed Lifetime Withdrawal Benefit Rider amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).

(d) (6) Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(d) (7) Form of Roth Individual Retirement Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(d) (8) Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).

(d) (9) Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No.9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).

(d) (10) Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).

(d) (11) Form of SECURE Act Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on April 14, 2020 (File No. 333-194043).

(e) Applications

(e) (1) Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(e) (2) Form of application is incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on April 15, 2019 (File No. 333-194043).

(f) Insurance Company's Certification of Incorporation and By-Laws

(f)(1) Amended and Restated Articles of Incorporation of Depositor, dated April 21, 2006, are incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No.333-194043).

(f)(2) Bylaws of Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(g) Reinsurance Contracts

(g)(1) Reinsurance Agreement between Great-West Life & Annuity Insurance Company and Protective Life Insurance Company dated June 3, 2019 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 filed April 28, 2022.

(h) Participation Agreements

(h) (1) Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post-Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(h) (1) (i) Amendment dated April 30, 2010 to Participation Agreement (AIM Variable Insurance Funds) is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-6 filed on April 25, 2019 (File No. 333-144503).

(h) (2) Participation Agreement with Alger American Fund dated October 25, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(h) (2) (i) Amendment to Participation Agreement with Alger American Fund dated March 25, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(h) (2) (ii) Amendment to Participation Agreement with Alger American Fund dated February 7, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (2) (iii) Amendment to Participation Agreement with Alger American Fund dated May 13, 2003 is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (2) (iv) Amendment to Participation Agreement with Alger American Fund dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (3) Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), dated April 30, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (3) (i) Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (3) (ii) Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(h) (3) (iii) Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(h) (4) Participation Agreement with ALPS Variable Investment Trust and Amendment to Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).

(h) (5) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) dated October 24, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(h) (5) (i) Amendment to Participation Agreement with American Century Variable Portfolios dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (5) (ii) Amendment to Participation Agreement with American Century Variable Portfolios dated February 15, 2001, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(h) (5) (iii) Amendment to Participation Agreement with American Century Variable Portfolios dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (5) (iv) Amendment dated August 30, 2023 to Participation Agreement (American Century Variable Portfolios), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (6) Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (6) (i) Amendment to Fund Participation Agreement with American Funds Insurance Series dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (6) (ii) Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28, 2013, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (6) (iii) Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (7) Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(h) (7) (i) Amendment dated April 1, 2016 to Participation Agreement (Blackrock Variable Series Funds, Inc.), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (8) Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).

(h) (8) (i) Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated March 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (8) (ii) Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated May 21, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (8) (iii) Amendment dated October 5, 2020 to Participation Agreement (BNY Mellon Investment Fund), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (9) Participation Agreement with Columbia Funds Variable Insurance Trust dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(h) (9) (i) Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No.333-52956).

(h) (10) Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust), dated April 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (10) (i) Amendment to Participation Agreement with Delaware VIP Trust dated May 13, 2001, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (10) (ii) Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(h) (10) (iii) Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (11) Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series), dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (12) Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) dated May 1, 2001, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956).

(h) (12) (i) Amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II), dated April 8, 2005, is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(h) (13) Participation Agreement with Federated Insurance Series dated October 26, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(h) (13) (i) Amendment to Participation Agreement with Federated Insurance Series dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (14) Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(h) (14) (i) Amendment dated May 3, 2004 to Participation Agreement (Franklin Templeton Insurance Products Trust), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (14) (ii) Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2006, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(h) (14) (iii) Amendment dated June 5, 2007 to Participation Agreement (Franklin Templeton Insurance Products Trust), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (14) (iv) Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(h) (14) (v) Amendment dated December 5, 2014 to Participation Agreement (Franklin Templeton Variable Insurance Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).

(h) (14) (vi) Amendment dated May 1, 2016 to Participation Agreement (Franklin Templeton Variable Insurance Trust), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (14) (vii) Amendment dated March 15, 2022 to Participation Agreement (Franklin Templeton Insurance Products Trust) is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 filed on April 28, 2023 (File No. 333-194044).

(h) (15) Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated May 1, 1999, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (15) (i) Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated April 11, 2014 is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (16) Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(h) (17) Participation Agreement with Janus Aspen Series dated October 16, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(h) (17) (i) Amendment to Participation Agreement with Janus Aspen Series dated February 7, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (17) (ii) Amendment to Participation Agreement with Janus Aspen Series dated February 9, 1999, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956).

(h) (17) (iii) Amendment to Participation Agreement with Janus Aspen Series dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (17) (iv) Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (18) Participation Agreement with J.P. Morgan Insurance Trust dated April 24, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(h) (18) (i) Participation Agreement and Amendment to Participation Agreement with J.P. Morgan Series Trust II, both dated April 20, 2001, are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (19) Participation Agreement with Lazard Retirement Series dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(h) (19) (i) Amendment to Participation Agreement with Lazard Retirement Series dated October 3, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (20) Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated May 20, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(h) (20) (i) Amendment dated March 15, 2022 to Participation Agreement (Legg Mason Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Advisor LLC, and Franklin Distributors, LLC) is incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 filed on April 28, 2023 (File No. 194044).

(h) (21) Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) dated April 1, 1999 is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153).

(h) (22) Amendment to Participation Agreement with Baron Capital Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(h) (22) (i) Participation Agreement dated to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(h) (22) (ii)Amendment dated May 1, 2023 to Participation Agreement (Lincoln Variable Insurance Products Trust), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (22) (iii) Amendment dated April 29, 2024 to Participation Agreement (Lincoln Variable Insurance Products Trust), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (22) (iv) Amendment dated April 24, 2026 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-4 Registration Statement (File No. 333-194043), filed with the Commission on April 21, 2026.

(h) (23) Participation Agreement with Lord Abbett Series Fund, Inc. dated September 8, 2011, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (23) (i) Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated August 21, 2013, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (23) (ii) Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 1, 2014, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (23) (iii) Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 17, 2015, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (24) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(h) (24) (i) Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated April 1, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed April 13, 2017 (File No. 333-194043).

(h) (25) Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(h) (25) (i) Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (26) Participation Agreement with Oppenheimer Variable Account Funds dated April 30, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (26) (i) Amendment to Participation Agreements with Oppenheimer Variable Account Fund dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (26) (ii) Amendment to Participation Agreement with Oppenheimer dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(h) (27) Participation Agreement with PIMCO Variable Insurance Trust dated September 18, 2002, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (27) (i) Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (27) (ii) Amendment to Participation Agreement with PIMCO dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(h) (27) (iii) Amendment to Participation Agreement with PIMCO dated October 31, 2011 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (27) (iv) Amendment dated August 19, 2022 to Participation Agreement (PIMCO Variable Insurance Trust), is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 filed with the Commission on April 28, 2023 (File No. 333-194044).

(h) (28) Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated May 1, 1997, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153).

(h) (28) (i) Amendment to Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated March 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

(h) (28) (ii) Amendment to Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

(h) (28) (iii) Amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003, is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

(h) (28) (iv) Amendment dated December 19, 2023 to Participation Agreement (Pioneer Fund), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (28) (v) Assignment of Fund Participation Agreement to Victory Capital Management Inc. is filed herewith.is incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-4 Registration Statement (File No. 333-194043), filed with the Commission on April 21, 2026.

(h) (29) Participation Agreement with Putnam Variable Trust dated March 31, 2010 and Amendment to Participation Agreement dated October 5, 2011 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (30) Participation Agreement with Schwab Annuity Portfolios dated October 25, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(h) (31) Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated March 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(h) (31) (i) Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated March 20, 2001, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(h) (31) (ii) Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated April 29, 2016, is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).

(h) (32) Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) (32) (i) Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) (32) (ii) Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) (33) Participation Agreement with Touchstone Variable Series Trust dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(h) (33) (i) Amendment to Participation Agreement with Touchstone Variable Series Trust dated October 16, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed October 26, 2017 (File No. 333-194043).

(h) (34) Participation Agreement with Van Eck Worldwide Insurance Trust dated October 25, 1996 is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(h) (34) (i) Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(h) (35) Participation Agreement with Wells Fargo Variable Trust dated October 1, 2005, is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(h) (36) Participation Agreement dated April 15, 2015 (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (36) (i) Amendment dated October 28, 2015 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (36) (ii) Amendment dated March 18, 2016 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (36) (iii) Amendment dated October 1, 2016 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (36) (iv) Amendment dated April 11, 2018 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (36) (v) Amendment dated November 30, 2023 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194043).

(h) (37) Participation Agreement dated June 2, 2003 (Nationwide Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

(h) (37) (i) Amendment dated February 25, 2008 to Participation Agreement (Nationwide Variable Insurance Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(i) Administrative Contracts- None

(i) (1) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(j) Other Material Contracts - Not Applicable

(k) Legal Opinion

(k) (1) Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194043).

(l) Other Opinions

(l) (1) Written Consent of Deloitte & Touche LLP is filed herewith.

(l) (2) Written Consent of KPMG LLP is filed herewith.

(m) Omitted Financial Statements - Not Applicable.

(n) Initial Capital Agreements - Not Applicable.

(o) Form of Initial Summary Prospectus - Not Applicable

(p) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-4 Registration Statement (File No. 333-194043), filed with the Commission on April 21, 2026.

(q) Letter regarding Change in Certifying Accountant- Not Applicable.

(r) Historical Current Limits on Index Gains – Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name	Principal Business Address	Positions and Offices with Insurance Company
Orr, Robert Jeffrey	(4)	Chair of the Board and Director
Bienfait, Robin A.	(4)	Director
Coutu, Marcel R.	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
Desmarais, Andre R.	(4)	Director
Desmarais, Philippe	(3)	Director
Desmarais III, Paul G.	(4)	Director
Doer, Gary A.	(1)	Director
Fleming, Gregory J.	(2)	Director
Généreux, Claude	(4)	Director
Harney, David	(1)	Director
Lawrence, Jason P.	(2)	Director
Louvel, Alain	(2)	Director
Madoff, Paula	(2)	Director
Murphy, Edmund F.	(2)	President, Chief Executive Officer, and Director
O’Sullivan, James P.	(2)	Director
Reynolds, Robert L.	(2)	Director
Ryan, T. Timothy, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
Selitto, Jerome J.	(2)	Director
Shah, Dhvani	(2)	Director
Walsh, Brian E.	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
Abdul-Jaleel, Ahmed	(2)	Chief Compliance Officer, Registered Separate Accounts
Bartosik, Jane	(2)	Senior Vice President, Retirement Solutions Group
Bell, Mark	(2)	Head of Personal Wealth Technology
Bevacqua, John F.	(2)	Executive Vice President & Chief Risk Officer
Birk, Craig	(2)	Chief Investment Officer, Empower Personal Wealth
Blacker, Bonnie T.	(2)	Head of Global Conference Planning & Travel
Breton, Hugo	(2)	Senior Vice President, Transformation & Plan Services
Brown, Jack E.	(2)	Executive Vice President, US Chief Investment Officer & Lead Portfolio Manager
Burton, William	(2)	Senior Vice President, Information Technology Application Engineering
Craig, Casey	(2)	Executive Vice President, Empower Large Mega NFP Markets
Dugan, Christine	(2)	Chief Actuary
Eby, Amy	(2)	Appointed Actuary
Fedora, Jennifer	(2)	Senior Vice President, Participant Services
Ferguson, Kelley	(2)	Senior Vice President, Total Rewards & Human Resources Operations
Franklin, Simon	(2)	Senior Vice President, Head of Relationship Management, LMN
Gray, David	(2)	Executive Vice President, Enterprise Solutions
Hobby, Roger	(2)	Executive Vice President, Personal Wealth Distribution & Advisory
Hooker, Mel	(2)	Senior Vice President, Empower Experience

Jeffries, William	(2)	Senior Vice President, Operations
Klaff, Jon	(2)	Head of Personal Wealth Marketing
Kline, Carol	(2)	Executive Vice President and Chief Information Officer
Krieder, Jonathan	(2)	Executive Vice President and Head of Empower Investments
Lemire, Kevin	(2)	Head of General Services
Linton, Richard H., Jr.	(2)	President and Chief Operating Officer
Logsdon, Ryan	(2)	Vice President, Deputy General Counsel & Corporate Secretary
McLeod, David G.	(2)	Executive Vice President & Chief Business Development Officer
Miller, Laura	(2)	Senior Vice President, General Counsel, Workplace Solutions & Personal Wealth
Moritz, Christine	(2)	Executive Vice President & Chief Financial Officer
Munro, Ken	(2)	Senior Vice President, National Sales, Core Markets
Noble, Kelly	(3)	Executive Vice President, General Counsel & Chief Legal Officer
O'Leary, Stephanie	(2)	Corporate Treasurer
Peterson, Douglas	(2)	Chief Information Security Officer
Roe, Kara S.	(2)	Controller & Chief Accounting Officer
Sanchez, Suzanne M.	(2)	Executive Vice President & Chief Human Resources Officer
Smolen, Joseph M.	(2)	Executive Vice President, Core & Institutional Markets
Soderquist, Darlene	(2)	Vice President, Relationship Management Core
Stillman, Steven	(2)	Senior Vice President, Empower Personal Wealth Operations
Tamblyn, Ray	(2)	Head of Product Wealth Management
Waddell, Carol E.	(2)	President, Empower Personal Wealth
Waldron, KC	(2)	Chief Compliance Officer

(1)                 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5

(2)                 8515 East Orchard Road, Greenwood Village, Colorado 80111

(3)                 8525 East Orchard Road, Greenwood Village, Colorado 80111

(4)                BrookField Asset Management Inc., 335 8th Avenue, SW, Suite 1700, Calgary, AB T2P 1C9

(5)                 JP Morgan Chase, 270 Park Avenue, Floor 47, New York, NY 10017

(6)                Saguenay Capital, LLC, The Centre at Purchase, Two Manhattanville Road, Suite 403, Purchase, NY 10577

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account

The Registered Separate Account is a separate account of Empower Annuity Insurance Company of America, a stock life insurance company incorporated under the laws of the State of Colorado (“Insurance Company”). The Insurance Company is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-4 Registration Statement (File No. 333-194043), filed with the Commission on April 21, 2026.

Item 30. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 – INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this article 109:

(1) “Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2) “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or in any other capacity with, another person or an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3) “Expenses” includes counsel fees.

(4) “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) “Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1) Except as provided in subsection (4) of this section, a corporation may indemnify an individual made a party to a proceeding, because the individual is or was a director, against liability incurred in the proceeding if:

(a) The individual's conduct was in good faith; and

(b) The individual reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that the conduct was in the corporation's best interests; and

(II) In all other cases, that the conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful.

(2) A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3) The termination of a proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent does not, of itself, create a presumption that the director did not meet the relevant standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct under subsection (1) of this section; or

(b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by its articles of incorporation, a corporation shall indemnify an individual who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the individual was a party because the individual is or was a director, against reasonable expenses incurred by the individual in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may, before final disposition of a proceeding, pay for or reimburse the reasonable expenses incurred by an individual who is a party to a proceeding because that person is a director if:

(a) The director delivers to the corporation a written affirmation of the director's good faith belief that;

(I) The director has met the relevant standard of conduct described in section 7-109-102; or

(II) The proceeding involves conduct for which liability has been eliminated under a provision in the articles of incorporation as authorized by section 7-102-102(2)(d); and

(b) The director delivers to the corporation a written undertaking, executed personally or on the director's behalf, to repay any funds advanced if the director is not entitled to mandatory indemnification under section 7-109-103 and it is ultimately determined under section 7-109-105 or 7-109-106 that the director has not met the relevant standard of conduct described in section 7-109-102.

(2) The undertaking required by subsection (1)(b) of this section is an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Authorizations of payments under this section shall be made in the manner specified in section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification or an advance of expenses to the court conducting the proceeding or to another court of competent jurisdiction. After receipt of an application and after giving any notice the court considers necessary, the court may order indemnification or an advance of expenses in the following manner:

(a) If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is entitled to indemnification or an advance of expenses under section 7-109-109(1), the court shall order indemnification or an advance of expenses, as applicable, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification or advance of expenses.

(c) If it determines that the director is fairly and reasonably entitled to indemnification or an advance of expenses in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1), failed to comply with section 7-109-104, or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification or advance of expenses as the court deems proper; except that the indemnification with respect to any proceeding in which liability has been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1) A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received.

(2) The determinations required by subsection (1) of this section must be made:

(a) If there are two or more disinterested directors, by the board of directors by a majority vote of all the disinterested directors, a majority of whom constitute a quorum for this purpose, or by a majority vote of a committee of the board of directors appointed by such a vote, which committee consists of two or more disinterested directors;

(b) By independent legal counsel selected in the manner specified in subsection (2)(a) of this section or, if there are fewer than two disinterested directors, by independent legal counsel selected by a majority vote of the full board of directors; or

(c) By the shareholders, but shares owned by or voted under the control of a director who at the time is not a disinterested director may not be voted on the determination.

(3) Authorization of indemnification and an advance of expenses must be made in the same manner as the determination that indemnification or an advance of expenses is permissible; except that, if the determination that indemnification or an advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and an advance of expenses must be made by the body that selected the counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) An officer is entitled to mandatory indemnification or an advance of expenses under section 7-109-103, and is entitled to apply for court-ordered indemnification or an advance of expenses under section 7-109-105, in each case to the same extent as a director.

(2) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director.

(3) A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to such further extent as may be provided for by its articles of incorporation, bylaws, general or specific action of its board of directors or shareholders, or contract. This subsection (3) applies to an officer who is also a director if the basis on which the officer is made a party to the proceeding is an act or omission solely as an officer.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, agent, associate, employee, fiduciary, manager, member, partner, promoter, or trustee of, or in any other capacity with, another person or an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person's status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether the insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Variation by corporate action.

(1) A corporation may, by a provision in its articles of incorporation or bylaws or in a resolution adopted or a contract approved by its board of directors or shareholders, obligate itself in advance of the act or omission giving rise to a proceeding to provide indemnification in accordance with section 7-109-102 or advance funds to pay for or reimburse expenses in accordance with section 7-109-104. Such an obligatory provision;

(a) Satisfies the requirements for authorization, but not determination, referred to in section 7-109-106.

(b) That obligates the corporation to provide indemnification to the fullest extent permitted by law obligates the corporation to advance funds to pay for or reimburse expenses in accordance with section 7-109-104 to the fullest extent permitted by law, unless the provision specifically provides otherwise.

(2) A right of indemnification or to advances of expenses created by this article 109 or under subsection (1) of this section and in effect at the time of an act or omission must not be eliminated or impaired with respect to the act or omission by an amendment of the articles of incorporation or bylaws or a resolution of the board of directors or shareholders, adopted after the occurrence of the act or omission, unless, in the case of a right created under subsection (1) of this section, the provision creating the right and in effect at the time of the act or omission explicitly authorizes the elimination or impairment after the act or omission has occurred.

(3) A provision specified in subsection (1) of this section does not obligate the corporation to indemnify or advance expenses to a director of a predecessor of the corporation pertaining to conduct with respect to the predecessor, unless otherwise specifically provided. A provision for indemnification or an advance of expenses in the articles of incorporation, bylaws, or a resolution of the board of directors or shareholders of a predecessor of the corporation in a merger or in a contract to which the predecessor is a party, existing at the time the merger takes effect, is governed by section 7-90-204(1).

(4) Subject to subsection (2) of this section, a corporation may, by a provision in its articles of incorporation, limit any of the rights to indemnification or an advance of expenses created by or pursuant to this article 109.

(5) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a) “expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b) “liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c) “party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d) “proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a) the person conducted himself or herself in good faith; and

(b) the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a) the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b) with respect to the matter(s) giving rise to the proceeding:

(i) the person conducted himself or herself in good faith; and

(ii) the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(iv) if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 31. Principal Underwriter

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life Separate Account, Protective NY Variable Life Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  For information with respect to the officers and directors of IDI, reference is made to Form BD, SEC File No. 008-46802, which is herein incorporated by reference. This information can be found at https://brokercheck.finra.org/firm/summary/35490.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

This product does not offer any Index-Linked Options and/or fixed Options subject to a Contract Adjustment.

Item 32. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registered Separate Account through the Insurance Company,, 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation and Undertakings

Empower Annuity Insurance Company of America represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Empower Annuity Insurance Company of America.

The Registrant hereby undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of Rule 485(b) under the Securities Act for effectiveness and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 5, 2026.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registered Separate Account)

By: *
Edmund F. Murphy III, President
Empower Annuity Insurance Company of America

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
(Insurance Company)

By: *
Edmund F. Murphy III, President
Empower Annuity Insurance Company of America

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title

*	Chairman of the Board and Director
R. Jeffrey Orr

*	President ,Chief Executive Officer, and Director
Edmund F. Murphy III	(Principal Executive Officer)

*	Senior Vice President and Chief Financial Officer
Christine Moritz	(Principal Accounting and Financial Officer)

*	Director
Robin Bienfait

*	Director
Marcel Coutu

*	Director
Andre Desmarais

*	Director
Paul Desmarais, III

*	Director
Philippe Desmarais

*	Director
Gary Doer

*	Director
Gregory Fleming

*	Director
Claude Genereux

*	Director
David Harney

*	Director
Jason P. Lawrence

*	Director
Alain Louvel

*	Director
Paula Madoff

*	Director
James P. O’Sullivan

*	Director
Robert Reynolds

*	Director
T. Timothy Ryan

*	Director
Jerome Selitto

*	Director
Dhvani Shah

*	Director
Brian Walsh

*BY:	/S/ BRANDON J. CAGE
Brandon J. Cage
Attorney-in-Fact August 5,2026

EXHIBIT INDEX

(l) (1) Consent of Deloitte & Touche LLP

(l) (2) Consent of KPMG LLP